Commitments and Contingencies (Details Narrative)		3 Months Ended		12 Months Ended
	Oct. 08, 2015 USD ($)	Mar. 31, 2018 USD ($) Products $ / shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) a Products $ / shares	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 € / shares	Sep. 30, 2013
Commitments And Contingencies [Line Items]
Deferred revenue				$ 265,000		$ 227,000
Deferred revenue recognized				70,000
Royalty income		$ 27,000	$ 44,000	265,000		227,000
Long-term intangible asset		2,250,000		2,250,000
Other long-term assets		1,038,000		1,072,000		1,262,000
Accumulated amortization		1,211,000		1,178,000		988,000
Amortization of other deferred charges		34,000	52,000	190,000		211,000
Interest expense		10,000	7,000	24,000		42,000
Royalty expense and cost of goods sold		29,000	19,000
Accrued expenses		29,000		34,000		18,000
Accounts payable				34,000
Security deposit				20,000
Rent expense		51,000	31,000	131,000		126,000
Interest income		1,000	1,000	4,000		5,000
Investment in lease, net-current portion		26,000		20,000		27,000
Unearned interest current		3,000		3,000		4,000
Investment in lease, net-less current portion		34,000		39,000		61,000
Unearned interest noncurrent		2,000		3,000		5,000
Minimum lease payments receivable		60,000		59,000
Minimum [Member]
Commitments And Contingencies [Line Items]
Minimum lease payments receivable		7,000
License Agreement [Member]
Commitments And Contingencies [Line Items]
Deferred revenue				278,000
Deferred revenue recognized		17,000		$ 2,798,000		69,000
Operating Lease One [Member]
Commitments And Contingencies [Line Items]
Area of a land | a				7,700
Lease expiration date				expires in November 2022	expires in November 2022
Security deposit		$ 11,000		$ 11,000
Monthly rent expense				$ 11,000
Equipment Lease Agreement [Member]
Commitments And Contingencies [Line Items]
Investment lease	$ 92,000
Unearned interest	14,000
Equipment Lease Agreement [Member] | Biocon 1, LLC [Member]
Commitments And Contingencies [Line Items]
Monthly rent expense	$ 1,800
Lease term	60 months
Bellco [Member]
Commitments And Contingencies [Line Items]
Number of units under first tier royalty receivable | Products		125,000		125,000
First tier royalty per unit | $ / shares		$ 2.10		$ 1.91
Second tier royalty per unit | $ / shares		$ 1.50		$ 1.36
Deferred revenue recognized				$ 278,000
Bellco [Member] | License Agreement [Member]
Commitments And Contingencies [Line Items]
Royalty income		$ 27,000	$ 27,000	140,000		$ 114,000
Bellco [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
First tier royalty per unit | (per share)		$ 1.75					€ 1.75
Second tier royalty per unit | (per share)		$ 1.25					€ 1.25
Medica Spa [Member]
Commitments And Contingencies [Line Items]
Purchase commitment		$ 565,000		$ 1,900,000
Debt instrument, interest rate, stated percentage								12.00%
Medica Spa [Member] | December 31, 2018 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment		3,000,000
Medica Spa [Member] | EUR [Member]
Commitments And Contingencies [Line Items]
Purchase commitment		471,000			€ 1,600,000
Medica Spa [Member] | EUR [Member] | December 31, 2018 [Member]
Commitments And Contingencies [Line Items]
Purchase commitment		$ 2,500,000
Medica [Member] | April 23, 2014 through December 31, 2025 [Member]
Commitments And Contingencies [Line Items]
Royalty rate		3.00%		3.00%	3.00%